COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended
	Feb. 04, 2021 D USD ($) $ / shares shares	Mar. 31, 2023 USD ($)
Other Commitments [Line Items]
Underwriter over-allotment purchase period | D	45
Price per share (in dollars per share) | $ / shares	$ 10.00
Sponsor deposits to trust account		$ 2,314,286
Over-Allotment Option
Other Commitments [Line Items]
Number of shares issuable in transaction | shares	13,050,000
Number of shares issued (in shares) | shares	13,000,000
Number of shares cancelled (in shares)	50,000
Underwriter discount per share (in dollars per share) | $ / shares	$ 0.20
Deferred underwriting commission (in dollars per share) | $ / shares	$ 0.35
Contingent fees
Other Commitments [Line Items]
Sponsor deposits to trust account		2,250,000
Incentive fees to be incurred		13,200,000
Cash paid from Trust Account to redeeming shareholders		$ 500,000,000
Contingent fees | Minimum
Other Commitments [Line Items]
Percentage of placement fee		2.25%
Contingent fees | Maximum
Other Commitments [Line Items]
Percentage of placement fee		4.50%